SCHEDULE 14A INFORMATION
Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934


Filed by the Registrant ( x )
Filed by a Party other than the Registrant (    )
Check the appropriate box:
     (    )   Preliminary Proxy Statement
     ( x )     Definitive Proxy Statement
     (    )   Definitive Additional Materials
     (    )   Soliciting Material pursuant to section240.14(c) or
              section240.14a-12

                          BANYAN STRATEGIC LAND FUND II
                (Name of Registrant as Specified in its Charter)

                                  ROGER L. BAKER
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):
   ( x )  $125 per Exchange Act Rules 0-11(c)(ii), 14a-6(i)91), or
           141a-6(j)(2).
   (   )  $500 per each party to the controversy pursuant to Exchange Act Rule
          1-6(i)(3).
   (   )  Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and
          0-11.
      1)  Title of each class of securities to which transaction applies:
           Shares of Common Stock
      2)  Aggregate number of securities to which transaction applies:
          19,263,596
      3) Per unit price or other underlying value of transaction computed to Exchange Act Rule 0-11: N/A
      4) Proposed maximum aggregate value of transaction:  N/A
   (    ) Check box if any part of the fee is offset as provided by Exchange
          Act Rule 0-11(a)(2) and identify the filing for which the off-
          setting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.
      1)Amount Previously Paid:
        .....................................................................
      2)Form, Schedule or Registration Statement No.:
        .....................................................................
      3)Filing Party:
        .....................................................................
      4)Date Filed:
        .....................................................................









FORM OF PROXY


                          BANYAN STRATEGIC LAND FUND II

                             150 SOUTH WACKER DRIVE
                                   SUITE 2900
                             CHICAGO, ILLINOIS 60606

           This Proxy is solicited on behalf of the Board of Directors

   The undersigned hereby appoints Leonard G. Levine and Robert G. Higgins, and each of them, as Proxies, with the power to appoint their substitutes, and hereby authorizes them to represent and to vote, as designated below, all the Shares of Common Stock of Banyan Strategic Land Fund II (the "Corporation" or the "Fund") held of record by the undersigned on May 10, 1996 at the Annual Meeting of Stockholders when convened on June 27, 1996, or any adjournment or postponement thereof.


                         Continued on the reverse side.




This proxy, when properly executed will be voted in the manner directed herein by the undersigned stockholder. If no direction is made, this proxy will be voted FOR Proposals 1 and 2.

1. PROPOSAL to elect three independent Directors to hold office until the next Annual Meeting of Stockholders or otherwise as provided in the Corporation's By-laws.

   NOMINEE                   FOR             AGAINST
   Walter E. Auch, Sr.       [ ]               [ ]
   Gerald L. Nudo            [ ]               [ ]
   Robert M. Ungerleider     [ ]               [ ]

Vote for, except withhold from the following nominee(s):
INSTRUCTIONS: To withhold authority to vote for any nominee, write his _________________________________ name in space at left.

2. PROPOSAL to concur in the selection of Ernst & Young LLP as the Corporation's independent auditor for the fiscal year ending December 31, 1996. (check one box):

            FOR            AGAINST           ABSTAIN
            [ ]              [ ]               [ ]
3. In their discretion, the Proxies are authorized to vote upon and transact any other business as may properly come before the Meeting or any adjournment or postponement thereof.



                                          DATED:_________________________, 1996

                                          _____________________________________
                                                        Signature
                                          _____________________________________
                                                Signature if held jointly

                                          Sign exactly as name appears at left.
                                          If joint tenant, both should sign. If
                                          attorney, executor, administrator,
                                          trustee or guardian, give full title
                                          as such.  If a corporation, please
                                          sign corporate name by President or
                                          authorized officer. If partnership,
                                          sign in full partnership name by
                                          authorized person.



PLEASE PROMPTLY MARK, DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED ENVELOPE. PLEASE CONTACT THE CORPORATION'S PROXY SOLICITOR, CHEMICAL BANK AT
(800) 667-6589, WITH ANY QUESTIONS REGARDING THE ABOVE.

                          BANYAN STRATEGIC LAND FUND II

                       150 SOUTH WACKER DRIVE, SUITE 2900
                             CHICAGO, ILLINOIS 60606
                                  312-683-3670


                  NOTICE OF ANNUAL MEETING OF STOCKHOLDERS



To the Stockholders of Banyan Strategic Land Fund II:

      Notice is hereby given that the annual meeting of stockholders (the "Meeting" or the "Annual Meeting") of Banyan Strategic Land Fund II, a Delaware corporation (the "Corporation" or the "Fund"), will be convened at The Metropolitan Club, 233 South Wacker Drive, Chicago, Illinois, on June 27, 1996, at 9:00 a.m. Central Time (the "Meeting Date"). All stockholders of the Corporation are entitled to attend the Meeting. The Annual Meeting will be held for the following purposes:

(1) To elect three independent directors to hold office until the next annual meeting of Stockholders or otherwise as provided in the Corporation's By-Laws;

(2) To concur in the selection of Ernst & Young LLP as the Corporation's independent auditor for the fiscal year ending December 31, 1996;

(3) To transact any other business as may properly come before the Meeting, or any adjournment or postponement thereof.

      Only stockholders of record at the close of business on May 10, 1996 are entitled to receive notice of and to vote at the Meeting or any adjournment or postponement thereof (the "Eligible Holders"). A list of Eligible Holders will be available for inspection at the Corporation's offices for at least 10 days prior to the Meeting.

      A proxy statement and form of proxy are enclosed. Whether or not you expect to attend the Annual Meeting, it is important that you fill in, sign, date and mail in the proxy in the enclosed envelope so that your shares may be voted for you.


                                    By order of the Board of Directors:


                                    Robert G. Higgins
                                    Secretary



The Fund's 1995 Annual Report is enclosed with this notice.



                           PROXY STATEMENT
                                FOR
                  ANNUAL MEETING OF STOCKHOLDERS OF
                    BANYAN STRATEGIC LAND FUND II
                            JUNE 27, 1996


      This proxy statement (the "Proxy Statement") is furnished to the holders of shares (the "Stockholders") of the common stock, par value of $0.01 of Banyan Strategic Land Fund II (the "Common Stock" or the "Shares"), a Delaware corporation (the "Corporation" or the "Fund"), in connection with the solicitation of proxies by the Corporation's board of directors (the "Directors" or the "Board") for use at the annual meeting of Stockholders. The Corporation's By-Laws (the "By-Laws") require the Directors to call and hold an annual meeting of Stockholders not less than 30 days after delivery of the Fund's Annual Report and within six months after the end of each fiscal year. The annual meeting of Stockholders will be convened on June 27, 1996, at approximately 9:00 a.m. Central Time, and any adjournment or postponement thereof will be announced at such meeting. Copies of this Proxy Statement, and the enclosed form of proxy were first sent or given to Stockholders on or about May 17, 1996. Stockholders who wish to attend the Meeting should contact the Corporation at (312) 683-3670 so that arrangements can be made.

      The Corporation will bear all costs in connection with the solicitation of proxies, including the cost of preparing, printing and mailing this Proxy Statement. In addition to the use of the mails, proxies may be solicited by the Directors, the Fund's officers or by employees of Banyan Management Corp., which
provides administrative services to the Fund.   None of these individuals will
be additionally compensated, but they may be reimbursed for out-of-pocket expenses in connection with the solicitation. For further information regarding Banyan Management Corp., see "Certain Relationships and Related Transactions." Arrangements will also be made with brokerage houses, banks and other custodians, nominees and fiduciaries for the forwarding of solicitation material to the beneficial owners of the Common Stock held of record by those persons, and the Fund may reimburse these custodians, nominees and fiduciaries for their reasonable out-of-pocket expenses incurred in connection therewith. Further, the Corporation has retained the services of a proxy solicitor to assist in the solicitation of proxies for the Annual Meeting at a fee payable by the Fund of $6,750, plus out-of-pocket expenses.

      Shares represented by properly executed proxies in the accompanying form received by the Board prior to the Annual Meeting will be voted at the Annual Meeting. Shares not represented by properly executed proxies will not be voted. If a Stockholder specifies a choice with respect to any matter to be acted upon, the Shares represented by that proxy will be voted as specified. If the Stockholder does not specify a choice, in an otherwise properly executed proxy, with respect to any proposal referred to therein, the Shares represented by that proxy will be voted with respect to that proposal in accordance with the recommendations of the Board described herein. A Stockholder who signs and returns a proxy in the accompanying form may revoke it by: (i) giving written notice of revocation to the Corporation before the proxy is voted at the Annual Meeting; (ii) executing and delivering a later-dated proxy; or (iii) attending the Annual Meeting and voting the Shares in person.

      The close of business on May 10, 1996 has been fixed as the date for determining those Stockholders entitled to notice of and to vote at the Annual Meeting (the "Record Date"). On the Record Date, the Corporation had 9,936,421 Shares outstanding, each of which entitles the holder thereof to one vote at the Annual Meeting. Only Stockholders of record as of the Record Date will be entitled to vote at the Annual Meeting. The presence of a majority of the outstanding shares of Common Stock, represented in person or by proxy at the Annual Meeting, will constitute a quorum. The three nominees receiving the highest vote totals will be elected as directors of the Fund. Accordingly, abstentions and broker non-votes will not affect the outcome of the election. All other matters to be voted on will be decided by the affirmative vote of a majority of the shares present or represented at the meeting and entitled to vote. On any such matter, an abstention will have the same effect as a negative vote but, because shares held by brokers will not be considered entitled to vote on matters as to which the brokers withhold authority, a broker non-vote will have no effect on the vote.

      The mailing address of the principal executive offices of the Corporation is 150 South Wacker Drive, Suite 2900, Chicago, Illinois 60606.


         SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

      No person has filed a report with the Securities and Exchange Commission (the "SEC") pursuant to Section 13(d) or 13(g) of the Securities Exchange Act of 1934, as amended, indicating ownership of five percent (5%) or more of the outstanding common stock, nor is the Corporation aware of any person who, alone or as part of a group, beneficially owns more than five percent (5%) of the outstanding shares as of May 1, 1996.

            The following table sets forth the number of Shares owned by all Directors and Officers owning Shares, and all Directors and Officers as a group as of May 1, 1996.


NAME OF DIRECTOR OR          AMOUNT & NATURE OF
OFFICER                     BENEFICIAL OWNERSHIP    PERCENT OF CLASS

Leonard G. Levine,              31,564 shares         Less than 1%
President

Walter E. Auch, Sr.,           16,000 shares          Less than 1%
Director

Gerald L. Nudo, Director        5,000 shares          Less than 1%

Robert M. Ungerleider,          6,000 shares          Less than 1%
Director

All Directors and Officers     58,564 shares          Less than 1%
of the Fund as a group
(seven persons)


      The Corporation is not aware of any arrangements, the operation of which may at a subsequent date result in a change of control of the Corporation.

      Section 16(a) of the Securities Exchange Act of 1934, as amended, requires the Fund's officers and directors, and persons who own more than ten percent of a registered class of the Fund's equity securities, to file initial statements of beneficial ownership (Form 3), and statements of changes in beneficial ownership (Forms 4 or 5), of Common Stock and other equity securities of the Fund with the Securities and Exchange Commission and the National Association of Securities Dealers, Inc. (the "NASD"). The SEC requires officers, directors and greater than ten percent stockholders to furnish the Fund with copies of all these forms filed with the SEC or the NASD.

      To the Fund's knowledge, based solely on its review of the copies of these forms received by it, or written representations from certain reporting persons that no additional forms were required for those persons, the Fund believes that all filing requirements applicable to its officers, directors, and greater than ten percent beneficial owners were complied with during 1995.


                    MATTERS TO BE CONSIDERED BY STOCKHOLDERS

1.    ELECTION OF DIRECTORS

      Three individuals will be elected at the Annual Meeting to serve as Directors of the Fund until the next annual meeting of Stockholders or otherwise as provided in the By-Laws. Unless instructions to the contrary are given, the persons named as proxy voters in the accompanying proxy, or their substitutes, will vote for the following nominees for Director with respect to all proxies received by the Corporation. If any nominee should become unavailable for any reason, the votes will be cast for a substitute nominee designated by the Board.

The Directors have no reason to believe that the nominees named will be unable to serve if elected.

      The nominees for Director are as follows:

                                                         YEAR DURING
                                                            WHICH
                                                         INDIVIDUAL
                        PRINCIPAL OCCUPATION(S) DURING  FIRST BECAME
       NAME       AGE            PAST 5 YEARS            A DIRECTOR

Walter E. Auch     74  Prior  to retiring,  Mr. Auch was    1987
                       the Chairman and  Chief Executive
                       Officer  of  the   Chicago  Board
                       Options Exchange.  Prior to  that
                       time,  Mr.  Auch   was  Executive
                       Vice  President, Director  and  a
                       member    of     the    executive
                       committee  of PaineWebber.    Mr.
                       Auch  is  a  Director  of   Pimco
                       L.P.,  Geotek  Industries,  Smith
                       Barney   Concert  Series   Funds,
                       Smith Barney Trak  Fund, Nicholas
                       Applegate    Funds    and    Fort
                       Dearborn  Fund, and  a Trustee of
                       Hillsdale    College    and   the
                       Arizona  Heart  Institute.    Mr.
                       Auch is also a trustee of  Banyan
                       Strategic  Realty  Trust   and  a
                       Director   of   Banyan   Mortgage
                       Investment   Fund    and   Banyan
                       Management Corp.


Gerald L. Nudo     46  Senior Vice President  of Mesirow    1987
                       Realty    Finance,     Inc.,    a
                       subsidiary  of Mesirow  Financial
                       Corp. since 1990.    Mr. Nudo  is
                       a  Trustee  of Banyan  Short Term
                       Income  Trust  and a  Director of
                       Banyan  Management  Corp.     Mr.
                       Nudo  is also  a certified public
                       accountant  and a  licensed  real
                       estate broker in Illinois.


Robert M.          54  Currently  of counsel  to the law    1987
Ungerleider            firm of Lane Felcher Kurlander  &
                       Fox,    Mr.    Ungerleider    has
                       founded,   developed   and   sold
                       several  start-   up     ventures
                       including  Verifone  Finance,  an
                       equipment    leasing     service,
                       Smartpage,   a   paging   service
                       company,   and   Financial   Risk
                       Underwriting  Agency,   Inc.,  an
                       insurance  firm  specializing  in
                       financial               guarantee
                       transactions.    Mr.  Ungerleider
                       is  also  a  Director  of  Banyan
                       Mortgage   Investment  Fund   and
                       Banyan Management Corp.


The Board is required to meet at least four times per year either in person or by telephonic conference. The Board met ten times in 1995. The Directors have not established any other nominating, compensation or other committees performing similar functions other than an audit committee which is comprised of all of the Directors and which met two times during 1995.

      RECOMMENDATION OF THE BOARD: The Board hereby recommends and nominates each of Messrs. Auch, Nudo and Ungerleider for election as Directors of the Fund by the Stockholders at the Annual Meeting to serve until the next annual meeting of Stockholders or as otherwise provided in the By-Laws.

      The three nominees receiving the highest vote totals will be elected as Directors of the Fund.



2.    SELECTION OF INDEPENDENT AUDITOR

      The Fund's financial statements, including those for the fiscal year ended December 31, 1995, are included in the Annual Report previously furnished to all Stockholders. The year-end statements have been audited by the independent firm of Ernst & Young LLP which has served as the Fund's independent auditor since the fiscal year-end December 31, 1989. The total fees paid or accrued to Ernst & Young LLP in connection with the fiscal year ended December 31, 1995 audit is approximately $60,000. The Board believes that Ernst & Young LLP is knowledgeable about the Corporation's operations and accounting practices and is well qualified to act in the capacity of independent auditor. Therefore, the Board has selected Ernst & Young LLP as the Fund's independent auditor to examine its financial statements for the fiscal year ended December 31, 1996. Although the selection of an auditor does not require a Stockholder vote, the Board believes it is desirable to obtain the concurrence of the Stockholders to this selection. Due to the difficulty and expense involved in retaining another independent firm on short notice, the Board does not contemplate appointing another firm to act as the Corporation's independent auditor for fiscal year ending December 31, 1996 if the Stockholders do not concur in the appointment of Ernst & Young LLP. Instead, the Board will consider the vote as advice in making its selection of an independent auditor for the following year.

      Representatives of Ernst & Young LLP are expected to be present at the Meeting and will have the opportunity to make a statement if they so desire and will be available to respond to appropriate questions.

      RECOMMENDATION OF THE BOARD: The Board considers Ernst & Young LLP to be well-qualified and recommends that the Stockholders concur in the following resolution which will be presented for a vote of the Stockholders at the Annual
Meeting:

      RESOLVED, that the Stockholders concur in the appointment, by the Board, of Ernst & Young LLP to serve as the Corporation's independent auditor for the fiscal year ended December 31, 1996.

      The affirmative vote of a majority of the votes cast by Stockholders present in person or by proxy and eligible to vote at the Meeting, a quorum being present, is required for the adoption of the foregoing resolution.



                              EXECUTIVE OFFICERS

      The following table sets forth information with respect to the Corporation's executive officers. Each officer is elected annually by the Directors and serves until his successor is elected and qualified or until his death, resignation or removal by the Directors:


                                                        OFFICE &
 NAME                    PRINCIPAL OCCUPATIONS DURING   YEAR FIRST
                    AGE       PAST FIVE YEARS           ELECTED

 Leonard G. Levine  49   Mr.    Levine     has    been  President;
                         President of  the Fund  since  1990
                         1990.  He   also  serves   as
                         President of  Banyan Mortgage
                         Investment    Fund,    Banyan
                         Short   Term  Income   Trust,
                         Banyan    Strategic    Realty
                         Trust   (collectively,  these
                         entities,  together with  the
                         Fund,      are   called   the
                         "Banyan  Funds")  and  Banyan
                         Management    Corp.        In
                         addition,  Mr.  Levine  is  a
                         Director       of      Banyan
                         Management Corp.

 Neil D. Hansen     49   Mr.  Hansen  has  been  First  First Vice
                         Vice President  of  the  Fund  President;
                         since 1991.  He  also  serves  1991
                         as First  Vice  President  of
                         each  of  the  other   Banyan
                         Funds  and Banyan  Management
                         Corp.

 Robert G. Higgins  44   From   1990   to  1992,   Mr.  Vice
                         Higgins   was   a    contract  President
                         partner  at the  law  firm of  and
                         Chapman and  Cutler.      Mr.  General
                         Higgins  is  admitted to  the  Counsel,
                         bar   in    the   States   of  1992;
                         Illinois,    Minnesota    and  Secretary,
                         Texas.     Mr.  Higgins  also  1995
                         serves  as   Vice  President,
                         General      Counsel      and
                         Secretary  of   each  of  the
                         other   Banyan    Funds   and
                         Banyan Management Corp.


 Joel L. Teglia     34   From   1991   to  1994,   Mr.  Vice
                         Teglia  was   the  Controller  President
                         for Banyan  Management Corp.   and Chief
                         Mr.  Teglia  also  serves  as  Financial
                         Vice   President  and   Chief  Officer,
                         Financial Officer  of each of  1994
                         the  other  Banyan Funds  and
                         Banyan Management Corp.





                COMPENSATION OF DIRECTORS AND EXECUTIVE OFFICERS

A.    DIRECTOR COMPENSATION

      The Directors are paid an annual fee of $15,000, payable quarterly, plus $875 for each Board meeting, including meetings of the audit committee, attended in person and $250 an hour for each Board meeting, including meetings of the audit committee, attended via telephonic conference call. In addition, each Director is reimbursed for out-of-pocket expenses incurred in attending meetings of the Board.

B.    EXECUTIVE COMPENSATION

      Compensation paid to Mr. Levine, the President and Chief Executive Officer of the Fund for the years ended December 31, 1995, 1994 and 1993 is as follows:


                          21                                Long-Term Compensation
                                Annual Compensation             Awards        Payouts

                                                 Other                                   All
                                                Annual   Restricted                     Other
                                                Compen-     Stock    Options/   LTIP   Compen-
                     Year  Salary   Bonus (2)   sation    Award(2)   SARs (#) Payouts  sation
Leonard G. Levine,   1995 $105,606   $ 27,612     n/a     ($19,606)    n/a      n/a      n/a
President and        1994 $102,800   $ 78,425     n/a      $19,606     n/a      n/a      n/a
Executive Officer    1993 $100,000   $--------    n/a        n/a       n/a      n/a      n/a
(1)

     (1)
      Total compensation for the next four highest paid executives of the Fund for 1995, 1994 and 1993 was less than $100,000 per individual.

     (2)
      Pursuant to Mr. Levine's employment agreement, the incentive amounts which were earned in 1994 and 1993 were paid or awarded to him by the Fund in 1995 and 1994. Therefore, this compensation is presented as paid in 1995 and 1994.


      Mr. Levine serves as Chief Executive Officer of the Fund pursuant to an employment agreement entered into on January 1, 1990, as amended. The agreement expires on December 31, 1997. Under the agreement, Mr. Levine is paid a salary equal to $105,606 per year. His base salary is adjusted on January 1 of each year based on increases in the "consumer price index."

      Mr. Levine is eligible to receive compensation under an incentive program included in his agreement. Effective January 1,1993, Mr. Levine earns incentive compensation based and calculated on the following four components: (i) 1.00% of the Fund's collateralized claims which are converted into cash; (ii) 3.00% of the Fund's unsecured claims which are converted into cash; (iii) 0.1% of all cash distributions of capital; and (iv) .14% of all distributions of income to shareholders of the Fund.

      Pursuant to Mr. Levine's employment agreement, incentive compensation earned is paid 80% in cash on or before March 15th of the year following the period for which the incentive was earned and 20% in phantom stock rights payable in cash based on the value of the Fund's Common Stock (the "Phantom Stock").

      The number of shares of Phantom Stock issued to Mr. Levine is equal to 20% of the incentive compensation divided by the per share value of the Phantom stock on December 31 of the calendar year for which the incentive compensaton is paid (the "Grant Date"). Mr. Levine also receives, in cash, any distributions in respect of the Phantom Stock at the same rate that distributions are paid on the Company's Common Stock generally. So long as the Fund's Common Stock is publicly traded, the value of the Phantom Stock is equal to the average closing price of the Fund's Commom Stock for the five business days ended at the Grant
Date.   If the Fund's Common Stock is not publicly traded, the value of the
Phantom Stock is calculated as the book value per share multiplied by the average price to book value ratio for the last day of each of the three most recent quarters for which the stock was publicly traded. The price to book value ratio as of the last day of a quarter is the average closing price of the Fund's Common Stock for the preceding five business days divided by the book value per share on the last day of the quarter.

      If the Fund's Common Stock is listed on a national securities exchange on the Vesting Date, as defined below, and may be issued to Mr. Levine without violating any securities laws or regulations or the laws of the exchange on which they are listed, upon notice to Mr. Levine, the Fund may elect to convert each share of the Phantom Stock into one share of Common Stock on the Vesting Date. If the Fund does not elect to convert the Phantom Stock, on or within 30 days of the Vesting Date the Fund is to pay to Mr. Levine in cash, the value of the Phantom Stock on the Vesting Date. On March 1, 1996, Mr. Levine was paid $217,135 in cash, representing 80% of the incentive compensation earned for the fiscal year ended December 31, 1995 and received 43,083 shares of Phantom Stock representing 20% of his incentive compensation. The value of the Phantom Stock on the Grant Date was $1.26 per share or $54,284.

      Prior to April 20, 1995, 20% of the incentive compensation earned by Mr. Levine was payable in shares of the Company's Common Stock (the "Award Shares"). On March 24, 1995 and January 28, 1994, Mr. Levine was paid $27,612 and $78,425, representing 80% of his 1994 and 1993 incentive compensation, respectively. Mr. Levine also received 6,136 and 17,428 Award Shares for 1994 and 1993, respectively, which the Fund valued at $1.125 per share, or $6,903, and $19,606 for 1994 and 1993, respectively. These Award Shares represented 20% of the incentive earned by Mr. Levine during the fiscal years ended December 31, 1994 and 1993 respectively. These Award Shares are being held by the Fund for Mr. Levine's benefit, pending sastifaction of the vesting requirements, until the earlier of (i) December 31, 1997; (ii) the termina-tion of Mr. Levine's employment by the Fund without just cause; or (iii) the permanent disability or death of Mr. Levine (the "Vesting Date"). All Award Shares earned by Mr. Levine will be forfeited by Mr. Levine if he is not employed by the Fund on December 31, 1997, unless such failure is due to death or permanent disability or termination without just cause. Mr. Levine is entitled to all distributions paid on Award Shares held by the Fund for his benefit.

C.    EXECUTIVE AND DIRECTORS STOCK OPTION PLAN

      On June 30, 1994, the Stockholders approved and adopted the 1994 Executive and Directors Stock Option Plan (the "Plan"). The Plan granted the Board of Directors the authority to issue up to 1,000,000 shares of the Fund's common stock for stock option awards. The Plan consists of an Executive Option Grant Program and a Director Option Grant Program. Under the Director Option Grant Program, each of Gerald L. Nudo, Robert M. Ungerleider, and Walter E. Auch, Sr., in consideration of their length of service on the board, on the tenth business day after adjournment of each annual meeting received an option to acquire 50,000 shares. The exercise price of the options initially granted to the Board of Directors on July 15, 1994 under the Director Option Grant Program was $1.125. No executive is eligible to receive options under the Director Options Grant Program.

      The Board administers the Executive Options Grant Program and has the authority to determine, among other things, the individuals to be granted Executive Options, the exercise price at which shares may be acquired, the number of shares subject to each option and the exercise period of each option. The Board is also authorized to construe and interpret the Executive Option Grant Program and to prescribe additional terms and conditions of exercise in option agreements and provide the form of option agreement to be utilized with the Executive Option Grant Program. No Director is elibigle ot receive options under the Executive Option Grant Program.

      Options are not transferable except by will or by the laws of descent and distribution, and are exercisable during an optionee's lifetime only by the opionee or the appointed guardian or legal representative of the optionee. Upon the: (a) death or permanent and total disability of an optionee; or (b)

retirement in accord with the Fund's retirement practices, any unexercised options will be exercisable at any time within one year in the case of (a) and ninety days in the case of (b) (but in no case beyond the expiration date specified in the Option Agreement). If, while unexercised options remain outstanding under the Plan, the fund ceases to be a publicly-traded company, or if the Fund merges with another entity or a similar event occurs, all options outstanding under the Plan shall immediately become exercisable at that time.

      The Plan requires the optionee to pay, at the time of exercise, for all Shares acquired on exercise in cash, Shares, or in the case of the Executive Option Program, other forms of consideration acceptable to the Board.

      If the Fund declares a stock dividend, splits its stock, combines or exchanges its shares, or engages in any other transactions which results in a change in capital structure such as a merger, consolidation, dissolution, liquidation or similar transaction, the Board may adjust or substitute, as the case may be, the number of shares available for options under the Plan, the number of shares covered by outstanding options, the exercise price per share of outstanding options, any target price levels for vesting of the options and any other characteristics of the options as the Board deems necessary to equitably reflect the effects of those changes on the option holders.

      On July 11, 1995 and January 18, 1994 the Board granted, pursuant to the Plan as approved on June 30, 1994, options totalling 90,000 and 90,000, respectively, to management under the program, at a price of $1.50 and $1.125 per share, respectively (the closing price on the day of the grant of options).

      Pursuant to the terms of the grants, options for all shares granted under the Executive Option Grant Program are exercisable and vested in installments as follows: (1) 33.3% of the anumber of shares commencing on the first anniversary of the date of grant; (ii) an additional 33.3% of the shares commencing on the second anniversary of the date of the grant; and (iii) an additional 33.4% of shares commencing on the third anniversary of the date of grant. Options for all shares as granted under the Director Option Grant Program are excerciseable in installments as follows: (i) 50.0% of the number of shares commencing on the first anniversary of the date of grant; and (ii) an additional 50.0% of the number of shares commencing on the second anniversary of the date of grant. The Board is granted discretion to determine the term of each option granted under the Executive Option Grant Program, but in no event will the term exceed ten years and one day from the date of grant.

      Stock Options granted or exercised by executive officers for the year ended December 31, 1995, are as follows:


 OPTION/SAR GRANTS IN LAST FISCAL YEAR

              Number of     % of Total                                    Potential Realized Value at
              Securities    Options/                                 Assumed Annual Rates of Stock Price
              Underlying    SAR's Granted   Exercis                  Appreciation for Option Term
              Options/      to Employees    e or      Expiration
              SARs          in Fiscal       Base      Date             5%                  10%
 Name         Granted       Year            Price

 Leonard G.   Options       Options
 Levine       60,000        67%             $1.50     July 11, 2005  $   56,601        $  143,437
              SAR's         SAR's
              6,136         100%            $1.25     N/A            $    4,341        $   11,002



 AGGREGATED OPTIONS/SAR EXERCISES IN LAST FISCAL YEAR AND FISCAL YEAR END OPTION/SAR VALUES

                                             Number of Securities      Value of Unexercised
                                             Underlying Unexercised    In-the-Money
                                             Options/SAR's at          Options/SAR's at
                                             December 31               December 31

              Shares
 Name         Acquired on   Value Realized   Exercisable/              Exercisable/
              Exercise                       Unexercisable             Unexercisable

 Leonard G.   Options
 Levine       ----          $      ---       $20,000/$120,000          $---/$---
              SAR's
              ------        $      ---       $-------/$9,219           $---/$---




                 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

      Administrative costs, primarily salaries and general and administrative expenses, are reimbursed by the Fund to Banyan Management Corp. ("BMC"). BMC is owned by the Fund, Banyan Strategic Realty Trust, Banyan Short Term Income Trust and Banyan Mortgage Investment Fund. Mr. Levine is the president of BMC but he receives no additional compensation for these services. Messrs. Teglia, Hansen and Higgins are employees of the Fund but are actually included in the administrative costs for which BMC is reimbursed by the Fund. The directors/trustees for all Banyan Funds serve as directors of BMC but receive no additional compensation for these services. All costs incurred on behalf of BMC for the Fund are allocable to the Fund based on the ratio of the actual number of hours spent by BMC personnel on the Fund's matters compared to the total number of BMC personnel related to that particular entity. The Fund's allocable share of costs for the years ended December 31, 1995, 1994 and 1993, aggregated $557,899, $593,964 and $652,113, respectively. As one of its administrative services, BMC serves as the paying agent for general and administrative costs of the Fund. As part of providing this payment service, BMC maintains a bank account on behalf of the Fund. As of December 31, 1995, the Fund had a net receivable due from BMC of $261,566.


                              STOCKHOLDER PROPOSALS

      Stockholder proposals for the 1996 Annual Meeting of Stockholders must be received by the Corporation at its executive office in Chicago, Illinois, on or prior to January 20, 1997 for inclusion in the Corporation's proxy statement for that meeting. Any Stockholder proposal must also meet the other requirements for Stockholder proposals as set forth in the rules of the Securities and Exchange Commission relating to Stockholder proposals.


                                  OTHER MATTERS

      As of the date of this Proxy Statement, no business other than that discussed above is to be acted upon at the Meeting. If other matters not known to the Board should, however, properly come before the Meeting, the persons appointed by the signed proxy intend to vote it in accordance with their best judgment.

                                          Banyan Strategic Land Fund II
                                          By the Order of the Board of Directors



                                          Leonard G. Levine
                                          President


Chicago, Illinois
May 17, 1996






         A copy of the Banyan Strategic Land Fund II 1995 Annual Report on Form 10-K filed with the Securities and Exchange Commission will be supplied to Stockholders without charge. Requests for the Report should be directed to:

         BANYAN STRATEGIC LAND FUND II
         c/o Investor Relations Department
         150 S. Wacker Drive, Suite 2900
         Chicago, IL, 60606
         (312) 683-3670



YOUR VOTE IS IMPORTANT. THE PROMPT RETURN OF PROXIES WILL SAVE THE CORPORATION THE EXPENSE OF FURTHER REQUESTS FOR PROXIES. PLEASE PROMPTLY MARK, SIGN, DATE
            AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE.